Stock Options (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Activity in Stock Option Plan

A summary of the activity in the stock option plan is as follows.

2013
	Shares	Weighted Average Exercise Price
Outstanding at beginning of year	10,000	$35.00
Granted	—	—
Exercised	—	—
Forfeited	—	—
Expired	(10,000)	35.00

Outstanding at end of year	$—	$—

Options exercisable at year-end	$—	$—